Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0001788420
Registrant Name	Keystone Private Income Fund
Registration File Number	333-292629
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES